Investment Objectives and Goals - SEI DBi Multi-Strategy Alternative ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SEI DBi Multi-Strategy Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.